Consolidated Statements of Earnings (Loss) (unaudited) - CAD ($) $ in Millions		3 Months Ended	6 Months Ended
		Jun. 30, 2017	Jun. 30, 2017
Revenues
Gross Sales	[1]	$ 4,081	$ 7,649
Less: Royalties	[1]	44	71
Revenue	[1]	4,037	7,578
Expenses
Purchased Product	[1]	2,080	4,314
Transportation and Blending	[1]	887	1,451
Operating	[1]	509	867
(Gain) Loss on Risk Management	[1]	(287)	(487)
Depreciation, Depletion and Amortization	[1]	408	650
General and Administrative	[1]	58	101
Finance Costs	[1]	168	267
Interest Income	[1]	(10)	(27)
Foreign Exchange (Gain) Loss, Net	[1]	(410)	(486)
Revaluation (Gain)	[1]	(2,555)	(2,555)
Transaction Costs	[1]	26	55
Re-measurement of Contingent Payment	[1]	(66)	(66)
Research Costs	[1]	5	9
(Gain) Loss on Divestiture of Assets	[1]		1
Other (Income) Loss, Net	[1]	(2)	(2)
Earnings (Loss) From Continuing Operations Before Income Tax	[1]	3,226	3,486
Income Tax Expense (Recovery)	[1]	668	717
Net Earnings (Loss) From Continuing Operations	[1]	2,558	2,769
Net Earnings (Loss) From Discontinued Operations	[1]	59	59
Net Earnings (Loss)	[1],[2]	$ 2,617	$ 2,828 [3]
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	[1]	$ 2.30	$ 2.84
Discontinued Operations	[1]	0.05	0.06
Net Earnings (Loss) Per Share	[1]	$ 2.35	$ 2.90

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.
[2]	The comparative period has been restated to reflect measurement period adjustments related to the Acquisition as discussed in Note 7.
[3]	The comparative period has been restated to reflect the measurement period adjustments related to the Acquisition as discussed in Note 7.